Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories

Note 12 Inventories

The inventories balances are detailed as follows:

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Finished products	178,671,708	156,692,277
In process products	22,879,506	25,068,819
Raw material	222,314,812	224,501,917
Finished products and Raw material in transit	24,628,623	11,712,496
Materials	15,498,353	13,523,712
Realizable net value estimate and obsolescence	(4,608,447)	(5,770,789)
Total	459,384,555	425,728,432

For the year ended as of December 31, 2024, 2023 and 2022, the Company wrote off a total of ThCh$ 7,930,817, ThCh$ 5,212,799 and ThCh$ 2,371,770, against net realizable value and obsolescence, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Initial balance	(5,770,789)	(5,280,333)
Inventories write-down estimation	(6,769,193)	(6,483,906)
Write-off	7,930,817	5,212,799
Conversion effect	718	780,651
Total	(4,608,447)	(5,770,789)

As of December 31, 2024 and 2023, the Company does not have any inventory pledged as guarantee for financial obligations.

There is no non-current inventory at December 31, 2024 and 2023, as it is available for sale to the public once it is produced. Inventories for which technically a production cycle of more than twelve months is required represent a marginal total.